Goodwill And Other Intangibles (Changes In Goodwill Balances) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2009
Goodwill [Line Items]
Goodwill	$ 5,737		$ 5,719		$ 5,775
Accumulated Impairment losses	(3,429)	[1]	(3,429)	[1]	(3,429)	[1]
Reclassifications and other	(63)	[2]	22	[2]
Additions/reductions	101		(4)
Total	2,346		2,308				2,290
Industrial Packaging [Member]
Goodwill [Line Items]
Goodwill	1,151		1,131		1,157
Accumulated Impairment losses	0	[1]	0	[1]	0	[1]
Reclassifications and other	(1)	[2]	(3)	[2]
Additions/reductions	7	[3]	23	[4]
Total	1,157		1,151				1,131
Printing Papers [Member]
Goodwill [Line Items]
Goodwill	2,418		2,423		2,439
Accumulated Impairment losses	(1,765)	[1]	(1,765)	[1]	(1,765)	[1]
Reclassifications and other	(67)	[2]	22	[2]
Additions/reductions	88	[5]	(27)	[6]
Total	674		653				658
Consumer Packaging [Member]
Goodwill [Line Items]
Goodwill	1,768		1,765		1,779
Accumulated Impairment losses	(1,664)	[1]	(1,664)	[1]	(1,664)	[1]
Reclassifications and other	5	[2]	3	[2]
Additions/reductions	6	[7]	0
Total	115		104				101
Distribution [Member]
Goodwill [Line Items]
Goodwill	400		400		400
Accumulated Impairment losses	0	[1]	0	[1]	0	[1]
Reclassifications and other	0	[2]	0	[2]
Additions/reductions	0		0
Total	$ 400		$ 400				$ 400

[1]	Represents accumulated goodwill impairment charges since the adoption of ASC 350, "Intangibles - Goodwill and Other" in 2002.
[2]	Represents the effects of foreign currency translations and reclassifications.
[3]	Represents purchase price adjustments related to the finalization of the SCA Packaging Asia acquisition.
[4]	Represents purchase price adjustments related to the SCA Packaging Asia acquisition.
[5]	Reflects an increase related to the acquisition of Andhra Pradesh Paper Mills in India partially offset by a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.
[6]	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.
[7]	Represents the joint venture between IP Asia and Sun Paper Industry Co, Ltd.